Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000017180 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000017180 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000017180 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000017180 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017180 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017180 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000017180 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000017180 | Mastercard, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017180 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017180 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000017180 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000017180 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000017180 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017180 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017180 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017180 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017180 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017180 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017180 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017180 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017180 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017180 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017184 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000017184 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000017184 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017184 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000017184 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000017184 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017184 | Visa, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017184 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017184 | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017184 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017184 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000017184 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017184 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017184 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017184 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000017184 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000017184 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017184 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017184 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017184 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017184 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017184 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000017184 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017184 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000017188 | Shionogi & Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017188 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000017188 | Banco Santander SA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000017188 | Ono Pharmaceutical Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017188 | BNP Paribas SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017188 | Tenaris SA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017188 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017188 | BHP Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017188 | Sanofi SA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000017188 | UniCredit SpA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000017188 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017188 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017188 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017188 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000017188 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017188 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017188 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000017188 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017188 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017188 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017188 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017188 | Japan
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000017188 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000017188 | France
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000017188 | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017188 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017188 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017188 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017188 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017188 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017188 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017188 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000017188 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017188 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000017188 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017182 | Lumentum Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000017182 | BridgeBio Pharma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000017182 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017182 | Eiffage SA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017182 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000017182 | TechnipFMC PLC
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000017182 | Hecla Mining Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017182 | Drax Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000017182 | Madison Square Garden Sports Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017182 | SkyWest, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000017182 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017182 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017182 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000017182 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017182 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000017182 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000017182 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000017182 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000017182 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017182 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017182 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017182 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000017182 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000017182 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000017182 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000017182 | France
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017182 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017182 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017182 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.00%
C000017182 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000017182 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017182 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017182 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000017182 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017182 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)